Provisions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provison [Line Items]
Provison	₩ 428,958	₩ 728,888	₩ 698,788
Asset retirement
Provison [Line Items]
Provison	45,495	50,738	48,434
Litigation
Provison [Line Items]
Provison	32,650	34,471	25,945
Unused credit
Provison [Line Items]
Provison	168,006	450,997	434,941
Card point
Provison [Line Items]
Provison	26,434	25,425	27,649
Guarantee
Provison [Line Items]
Provison	80,861	79,238	81,374
Other
Provison [Line Items]
Provison	₩ 75,512	₩ 88,019	₩ 80,445